Acquisition of subsidiaries - 2019 Acquisition Activity (Details) - USD ($)		1 Months Ended
	Nov. 30, 2019	Nov. 30, 2019	Dec. 31, 2019
Business Combination, Consideration Transferred	$ 48,761,943
Goodwill	24,711,613	$ 24,711,613
Xitou [Member]
Business Combination, Consideration Transferred		16,486,299
Goodwill	6,624,594	6,624,594
Goodwill, tax deductible amount			$ 0
Xichuang
Business Combination, Consideration Transferred		11,212,797
Goodwill	5,159,916	5,159,916
Goodwill, tax deductible amount			0
I-Journey [Member]
Business Combination, Consideration Transferred		21,062,847
Goodwill	$ 12,927,103	$ 12,927,103
Goodwill, tax deductible amount			$ 0